RESTRUCTURING	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
RESTRUCTURING	RESTRUCTURING
Maxeon’s Restructuring Plans
May 2021 Restructuring Plan
In fiscal year 2021, the Company adopted a restructuring plan to reduce costs and focus on improving cash flow, primarily related to the closure of a France-based manufacturing facility in Toulouse. There was less than 40 employees affected in connection with this restructuring plan. This represents a mixture of manufacturing and non-manufacturing employees. The restructuring activities was substantially completed in fiscal year 2022. The activities in fiscal year 2023 pertains to the sale of the manufacturing facility and settlement of employment benefits provided to affected employees in accordance to local statutory requirements .
June 2022 Restructuring Plan
In fiscal year 2022, the Company adopted a restructuring plan to reduce costs and focus on improving cash flow, primarily related to the closure of our module factory in Porcelette, France. There were less than 30 employees affected by this restructuring plan, representing a mixture of manufacturing and non-manufacturing employees. The restructuring activities was substantially completed in fiscal year 2023 and the module factory was also sold in the same year. The remaining activities in fiscal year 2024 relates to the settlement of employment benefits provided to affected employees in accordance to local statutory requirements
September 2023 Restructuring Plan
In fiscal year 2023, the Company has adopted a restructuring plan to rebalance our global operations to create efficiencies, improving cash flows and improve our product execution in alignment with our strategy. Restructuring charges are primarily comprised of impairment, cost of disposal and retirement of long-lived assets, including right of use assets, contract termination cost for capital expenditure and severance and benefits. The restructuring activities for the September 2023 Restructuring Plan are expected to be completed by fiscal year 2024.
The following table summarizes the period-to-date restructuring charges by plan recognized in our Consolidated Statements of Operations:

	Fiscal Year Ended
(In thousands)	December 31, 2023	January 1, 2023	January 2, 2022
May 2021 Restructuring Plan:
Severance and benefits	129	(475)	4,313
(Gain from) cost of disposal and retirement of property, plant and equipment	(1,880)	60	252
Total May 2021 Restructuring Plan	(1,751)	(415)	4,565
June 2022 Restructuring Plan:
Severance and benefits	(348)	1,981	—
Cost of disposal and retirement of property, plant and equipment	457	599	—
Total June 2022 Restructuring Plan	109	2,580	—
September 2023 Restructuring Plan:
Inventory impairments and other inventory related costs(1)	24,278	—	—
Severance and benefits	12,745	—	—
Impairment and cost of disposal and retirement of long-lived assets, including right of use assets	74,480	—	—
Contract termination costs for capital expenditure	39,051	—	—
Other costs	817	—	—
Total September 2023 Restructuring Plan	151,371	—	—
Other Restructuring:
Severance and benefits	—	—	1,077
Cost of disposal and retirement of property, plant and equipment	—	(47)	2,440
Other costs	—	—	2
Total Other Restructurings	—	(47)	3,519
Total restructuring charges	$149,729	$2,118	$8,084
(1) Included in Cost of revenue.
The following table summarizes the restructuring reserve movements during fiscal year 2023:

(In thousands)	January 1, 2023	(Credits) Charges	(Deduction) Settlement	December 31, 2023
May 2021 Restructuring Plan:
Severance and benefits	$42	$129	$(171)	$—
(Gain) Cost of disposal and retirement of property, plant and equipment	—	(1,880)	1,880	—
Total May 2021 Restructuring Plan	42	(1,751)	1,709	—
June 2022 Restructuring Plan:
Severance and benefits	521	(348)	(111)	62
Cost of disposal and retirement of property, plant and equipment	—	457	(457)	—
Total June 2022 Restructuring Plan	521	109	(568)	62
September 2023 Restructuring Plan:
Inventory impairments and other inventory related costs	$—	$24,278	$(20,553)	3,725
Severance and benefits	—	12,745	(9,694)	3,051
Impairment and cost of disposal and retirement of property, plant and equipment and Right of use Assets	$—	$74,480	$(74,480)	—
Contract termination costs	—	39,051	(20,964)	18,087
Other costs	—	817	(313)	504
Total September 2023 Restructuring Plan	—	151,371	(126,004)	25,367

Total Restructuring Charges	$563	$149,729	$(124,863)	$25,429